Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)	Dec. 31, 2018	Dec. 19, 2018	Dec. 31, 2017
Series C Warrant [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.90		0.90
Series C Warrant [Member] | Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement term	1 year 2 months 1 day		2 years 2 months 1 day
Series C Warrant [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0260		0.0157
2017 PIPE Warrant Liability [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.75		0.67
2017 PIPE Warrant Liability [Member] | Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement term	9 months 18 days		9 months 18 days
2017 PIPE Warrant Liability [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0251		0.0176
2018 PIPE Warrant Liability [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.75	0.75
2018 PIPE Warrant Liability [Member] | Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement term	5 years	5 years
2018 PIPE Warrant Liability [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0251	0.0262